Investments in Subsidiaries and Associates	12 Months Ended
Dec. 31, 2021
Interest in other entities [Abstract]
Investments in Subsidiaries and Associates	Investments in Subsidiaries and Associates
The Group and Company have the following investments:

Subsidiary Undertakings	Country of Incorporation	Principal Activity	Ownership (As of December 31, 2021)	Ownership (As of December 31, 2020)
Company:
Babylon Partners Limited	UK	Application development	100.0%	100.0%
Babylon Healthcare Services Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Rwanda Limited	Rwanda	Digital Healthcare services	100.0%	100.0%
Babylon Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Health Canada Limited	Canada	Digital Healthcare services	—	100.0%

Babylon Liberty Corp.	USA	Digital Healthcare services	100.0%	—
Babylon Malaysia SDN BHD	Malaysia	Digital Healthcare services	100.0%	100.0%
Babylon International Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Health Ireland Limited	Ireland	Digital Healthcare services	100.0%	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%	100.0%
Health Innovators Inc.	USA	Digital Healthcare services	100.0%	70.1%
Babylon Acquisition Corp.	USA	Digital Healthcare services	—	100.0%
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%	100.0%
Higi SH Holdings Inc.	USA	Digital Healthcare services	100.0%	19.0%
Group:
Babylon Healthcare Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Healthcare NJ, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PLLC	USA	Healthcare services	100.0%	100.0%
Babylon Medical Group (formerly Marcus Zachary DO), PC	USA	Healthcare services	100.0%	100.0%
California Telemedicine Associates, PC	USA	Healthcare services	100.0%	100.0%
Telemedicine Associates, P.C.	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare NC, PC	USA	Healthcare services	—	100.0%
Babylon Healthcare, PA	USA	Healthcare services	100.0%	—
Meritage Medical Network	USA	Healthcare services	100.0%	—
Meritage Health Ventures, LLC	USA	Healthcare services	100.0%	—
Meritage Health Plan	USA	Healthcare services	100.0%	—
Meritage Management, LLC	USA	Healthcare services	100.0%	—
Higi SH LLC	USA	Digital Healthcare services	100.0%	19.0%
Higi Health Holdings LLC	USA	Digital Healthcare services	100.0%	—
Higi SH Canada ULC	Canada	Digital Healthcare services	100.0%	19.0%
Higi Health LLC	USA	Digital Healthcare services	51.0%	—
Health Innovators Limited	UK	Digital Healthcare services	100.0%	70.1%
DTDHI Health India PVT Ltd	India	Digital Healthcare services	97.8%	68.6%

Babylon Acquisition Corp. merged with Higi SH on December 31, 2021, with Higi SH Holdings Inc. being the surviving entity.

Professional service corporations
As discussed in Note 2, we consolidated certain PCs which are owned, directly or indirectly, and operated by licensed physicians. The following provides summary financial data for the PCs that are included in the Consolidated Financial Statements:

	As of December 31,
	2021	2020
	$’000	$’000
Total assets	104,703	35,535
Total liabilities	168,240	42,699

	For the Year Ended December 31,
	2021	2020
	$’000	$’000
Total revenues	154,508	17,436
Cost of care delivery	(155,191)	(20,175)
Sales, general & administrative expenses	(55,006)	(3,799)